GENERAL INFORMATION	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
GENERAL INFORMATION

1.	GENERAL INFORMATION

Frontline plc (formerly Frontline Ltd.), the Company or Frontline, is an international shipping company formerly incorporated in Bermuda as an exempted company under the Bermuda Companies Law of 1981 on June 12, 1992. At a Special General Meeting on December 20, 2022, the Company’s shareholders agreed to redomicile the Company to the Republic of Cyprus under the name of Frontline plc (the “Redomiciliation”). The Company was officially redomiciled to Cyprus on December 30, 2022.

The Company’s ordinary shares are listed on the NYSE and OSE under the symbol "FRO".

The Company operates oil tankers of two sizes: VLCCs, which are between 200,000 and 320,000 dwt, and Suezmax tankers, which are vessels between 120,000 and 170,000 dwt, and operates LR2/Aframax tankers, which are clean product tankers, and range in size from 110,000 to 115,000 dwt. The Company operates through subsidiaries located in Cyprus, Bermuda, Liberia, the Marshall Islands, Norway, the United Kingdom, Singapore and China. The Company is also involved in the charter, purchase and sale of vessels.

As of December 31, 2025, the Company’s fleet consisted of 80 owned vessels, with an aggregate capacity of approximately 17.6 million DWT (41 VLCCs, 21 Suezmax tankers and 18 LR2/Aframax tankers).